UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	25
Notes to Financial Statements	28
Expense Examples	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 17.0%
	ACE Securities Corp. Home Equity Loan Trust Series
$81,822	Series 2005-HE2, Class M4, 3.466% (LIBOR 1 Month+96 basis points), 4/25/2035[1,2]	$81,821
162,649	Series 2005-WF1, Class M2, 3.166% (LIBOR 1 Month+66 basis points), 5/25/2035[1,2]	162,586
	AmeriCredit Automobile Receivables Trust
292,595	Series 2017-3, Class A2B, 2.695% (LIBOR 1 Month+24 basis points), 12/18/2020[1,2]	292,642
84,376	Series 2015-1, Class C, 2.510%, 1/8/2021[1]	84,293
156,261	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R9, Class M2, 3.481% (LIBOR 1 Month+97 basis points), 10/25/2034[1,2]	156,835
900,000	Anchorage Capital CLO Ltd. Series 2014-5RA, Class X, 3.036% (LIBOR 3 Month+60 basis points), 1/15/2030[1,2,3]	896,343
216,809	Angel Oak Mortgage Trust LLC Series 2017-3, Class A1, 2.708%, 11/25/2047[1,3,4]	215,065
1,000,000	Apex Credit CLO Ltd. Series 2015-2A, Class BR, 3.849% (LIBOR 3 Month+140 basis points), 10/17/2026[1,2,3]	968,761
721,875	Apidos CLO XII Series 2013-12A, Class XR, 3.036% (LIBOR 3 Month+60 basis points), 4/15/2031[1,2,3]	718,800
152,874	Asset Backed Securities Corp. Home Equity Loan Trust Series 2005-HE5, Class M3, 3.226% (LIBOR 1 Month+72 basis points), 6/25/2035[1,2]	153,054
881,808	Atlas Senior Loan Fund X Ltd. Series 2018-10A, Class X, 3.087% (LIBOR 3 Month+65 basis points), 1/15/2031[1,2,3]	879,389
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 3.945% (LIBOR 3 Month+150 basis points), 7/18/2027[1,2,3]	1,001,696
1,316,071	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 3.137% (LIBOR 3 Month+70 basis points), 7/15/2031[1,2,3]	1,306,818
	Capital Auto Receivables Asset Trust
250,000	Series 2015-1, Class D, 3.160%, 8/20/2020[1]	249,941
305,000	Series 2016-1, Class D, 4.030%, 8/21/2023[1]	306,833
420,000	CBAM Ltd. Series 2017-3A, Class X, 3.149% (LIBOR 3 Month+70 basis points), 10/17/2029[1,2,3]	418,290
398,538	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.000%, 9/25/2064[1,3,4]	395,212

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$425,445	COLT 2018-4 Mortgage Loan Trust Series 2018-4, Class A3, 4.210%, 12/28/2048[1,3,4]	$427,877
	COLT Mortgage Loan Trust
90,362	Series 2017-1, Class A2, 2.819%, 5/27/2047[1,3,4]	89,395
71,594	Series 2017-1, Class A3, 3.074%, 5/27/2047[1,3,4]	71,068
62,802	Commonbond Student Loan Trust Series 2016-B, Class B, 4.000%, 10/25/2040[1,3]	63,378
	CPS Auto Receivables Trust
200,000	Series 2015-C, Class D, 4.630%, 8/16/2021[1,3]	202,499
400,000	Series 2017-B, Class D, 3.950%, 3/15/2023[1,3]	401,154
	Credit Acceptance Auto Loan Trust
1,000,000	Series 2016-2A, Class C, 4.290%, 11/15/2024[1,3]	1,005,069
910,000	Series 2017-1A, Class B, 3.040%, 12/15/2025[1,3]	902,328
	Deephaven Residential Mortgage Trust
614,397	Series 2018-1A, Class A1, 2.976%, 12/25/2057[1,3,4]	608,515
86,378	Series 2017-1A, Class A1, 2.725%, 12/26/2046[1,3,4]	85,524
45,385	Series 2017-1A, Class A2, 2.928%, 12/26/2046[1,3,4]	45,006
29,281	Series 2017-1A, Class A3, 3.485%, 12/26/2046[1,3,4]	29,185
114,783	Series 2017-3A, Class A3, 2.813%, 10/25/2047[1,3,4]	113,648
800,000	Dryden CLO Ltd. Series 2018-71A, Class B, 1.397% (LIBOR 3 Month+190 basis points), 1/15/2029[1,2,3]	800,000
45,878	Earnest Student Loan Program LLC Series 2016-D, Class B, 3.800%, 1/25/2041[1,3]	45,750
625,000	Exeter Automobile Receivables Trust Series 2018-2A, Class C, 3.690%, 3/15/2023[1,3]	627,184
39,741	Fifth Third Auto Trust Series 2017-1, Class A2A, 1.590%, 4/15/2020[1]	39,696
100,000	First Investors Auto Owner Trust Series 2015-2A, Class D, 4.220%, 12/15/2021[1,3]	100,603
	Flagship Credit Auto Trust
200,000	Series 2016-1, Class B, 3.910%, 6/15/2022[1,3]	200,946
205,000	Series 2016-2, Class B, 3.840%, 9/15/2022[1,3]	205,727
126,403	Foursight Capital Automobile Receivables Trust Series 2017-1, Class A, 2.370%, 4/15/2022[1,3]	125,668
862,500	Galaxy XXVII CLO Ltd. Series 2018-27A, Class X, 3.229% (LIBOR 3 Month+60 basis points), 5/16/2031[1,2,3]	862,508
10,117,237	Government National Mortgage Association Series 2013-139, Class IO, 0.449%, 10/16/2054[1,4]	307,321
400,000	Great Lakes CLO Ltd. Series 2015-1A, Class X, 3.036% (LIBOR 3 Month+60 basis points), 1/16/2030[1,2,3]	399,764

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$187,500	Hempstead II CLO Ltd. Series 2017-2A, Class X, 3.618% (LIBOR 3 Month+100 basis points), 8/10/2029[1,2,3]	$187,294
	Home Equity Asset Trust
67,618	Series 2005-5, Class M2, 3.271% (LIBOR 1 Month+77 basis points), 11/25/2035[1,2]	67,651
72,499	Series 2005-6, Class M2, 2.996% (LIBOR 1 Month+49 basis points), 12/25/2035[1,2]	72,577
250,000	Hull Street CLO Ltd. Series 2014-1A, Class AR, 3.665% (LIBOR 3 Month+122 basis points), 10/18/2026[1,2,3]	249,799
500,000	KKR CLO Ltd. Series 11, Class X, 3.036% (LIBOR 3 Month+60 basis points), 1/15/2031[1,2,3]	498,936
	Mountain View CLO
600,000	Series 2013-1A, Class XR, 3.175% (LIBOR 3 Month+75 basis points), 10/12/2030[1,2,3]	599,084
1,333,333	Series 2015-9A, Class X, 2.986% (LIBOR 3 Month+55 basis points), 7/15/2031[1,2,3]	1,331,943
857,143	MP CLO III Ltd. Series 2013-1A, Class X, 3.119% (LIBOR 3 Month+65 basis points), 10/20/2030[1,2,3]	857,005
	NextGear Floorplan Master Owner Trust
250,000	Series 2016-2A, Class A2, 2.190%, 9/15/2021[1,3]	248,206
853,000	Series 2017-2A, Class B, 3.020%, 10/17/2022[1,3]	848,309
240,000	Series 2018-1A, Class B, 3.570%, 2/15/2023[1,3]	240,207
1,345,000	Octagon Investment Partners 24 Ltd. Series 2015-1A, Class A1R, 3.546% (LIBOR 3 Month+90 basis points), 5/21/2027[1,2,3]	1,333,063
107,990	OFSI Fund V Ltd. Series 2013-5A, Class A2LR, 4.049% (LIBOR 3 Month+160 basis points), 4/17/2025[1,2,3]	107,966
375,000	OZLM XI Ltd. Series 2015-11A, Class X, 3.271% (LIBOR 3 Month+75 basis points), 10/30/2030[1,2,3]	374,458
937,500	OZLM XX Ltd. Series 2018-20A, Class X, 3.169% (LIBOR 3 Month+70 basis points), 4/20/2031[1,2,3]	934,549
	Palmer Square CLO Ltd.
857,627	Series 2018-3A, Class A1, 3.466% (LIBOR 3 Month+85 basis points), 8/15/2026[1,2,3]	851,437
750,000	Series 2018-3A, Class B, 4.516% (LIBOR 3 Month+190 basis points), 8/15/2026[1,2,3]	726,558

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$16,635	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ1, Class M2, 3.631% (LIBOR 1 Month+112 basis points), 12/25/2034[1,2]	$16,639
1,205,000	Prestige Auto Receivables Trust Series 2015-1, Class D, 3.050%, 4/15/2021[1,3]	1,204,364
178,085	RAMP Trust Series 2005-EFC2, Class M4, 3.421% (LIBOR 1 Month+92 basis points), 7/25/2035[1,2]	178,522
	RASC Trust
224,706	Series 2005-KS9, Class M3, 2.966% (LIBOR 1 Month+46 basis points), 10/25/2035[1,2]	224,883
402,202	Series 2005-KS8, Class M3, 2.986% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2]	401,871
331,429	SLM Student Loan Trust Series 2003-14, Class B, 3.040% (LIBOR 3 Month+55 basis points), 10/25/2065[1,2]	317,667
700,000	Sound Point CLO IX Ltd. Series 2015-2A, Class B2R, 3.819% (LIBOR 3 Month+135 basis points), 7/20/2027[1,2,3]	677,004
283,862	Soundview Home Loan Trust Series 2005-DO1, Class M4, 3.406% (LIBOR 1 Month+90 basis points), 5/25/2035[1,2]	283,693
951,076	Spirit Master Funding LLC Series 2014-1A, Class A2, 5.370%, 7/20/2040[1,3]	967,994
54,704	Structured Asset Investment Loan Trust Series 2004-10, Class A7, 3.566% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	54,948
99,818	Structured Asset Investment Loan Trust Series 2005-1, Class M2, 3.226% (LIBOR 1 Month+72 basis points), 2/25/2035[1,2,3]	99,955
107,057	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-WF2, Class A4, 2.816% (LIBOR 1 Month+31 basis points), 7/25/2036[1,2]	106,873
200,000	Symphony Clo V Ltd. Series 2007-5A, Class A2, 3.937% (LIBOR 3 Month+150 basis points), 1/15/2024[1,2,3]	199,740
2,000,000	TRINITAS CLO IV Ltd. Series 2016-4A, Class XR, 3.195% (LIBOR 3 Month+75 basis points), 10/18/2031[1,2,3]	1,994,676
950,000	Voya CLO Ltd. Series 2016-1A, Class XR, 3.069% (LIBOR 3 Month+60 basis points), 1/20/2031[1,2,3]	949,703
	Westlake Automobile Receivables Trust
250,000	Series 2017-2A, Class E, 4.630%, 7/15/2024[1,3]	250,195
100,000	Series 2016-2A, Class D, 4.100%, 6/15/2021[1,3]	100,302

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$340,000	Series 2017-1A, Class C, 2.700%, 10/17/2022[1,3]	$338,289
735,000	Series 2018-1A, Class C, 2.920%, 5/15/2023[1,3]	728,150

	TOTAL ASSET-BACKED SECURITIES (Cost $34,773,856)	34,672,702

	BANK LOANS — 5.6%
296,106	1011778 BC ULC 4.772% (US LIBOR+225 basis points), 2/17/2024[1,2,5,6]	282,657
295,500	Albertson's LLC 5.822% (US LIBOR+325 basis points), 12/21/2022[1,2,5]	284,541
490,928	American Airlines, Inc. 4.387% (US LIBOR+200 basis points), 10/10/2021[1,2,5,7,8]	478,232
425,056	American Axle & Manufacturing, Inc. 4.320% (US LIBOR+225 basis points), 4/6/2024[1,2,5]	404,069
233,166	Aramark Services, Inc. 4.272% (US LIBOR+175 basis points), 3/11/2025[1,2,5]	226,852
265,476	Asurion LLC 5.345% (US LIBOR+300 basis points), 11/3/2023[1,2,5]	255,189
534,693	Avolon TLB Borrower 1 U.S. LLC 4.470% (US LIBOR+200 basis points), 1/15/2025[1,2,5]	515,257
379,043	CenturyLink, Inc. 5.272% (US LIBOR+275 basis points), 1/31/2025[1,2,5]	354,974
198,000	Charter Communications Operating LLC 4.530% (US LIBOR+200 basis points), 4/30/2025[1,2,5]	190,452
297,750	Chemours Co. 4.280% (US LIBOR+175 basis points), 4/3/2025[1,2,5]	286,584
218,081	CHS/Community Health Systems, Inc. 5.957% (US LIBOR+325 basis points), 1/27/2021[1,2,5]	210,294
244,280	CSC Holdings LLC 4.705% (US LIBOR+225 basis points), 7/17/2025[1,2,5]	232,555
399,338	DaVita, Inc. 4.730% (US LIBOR+275 basis points), 6/24/2021[1,2,5]	397,341
334,302	Dell International LLC 4.530% (US LIBOR+200 basis points), 9/7/2023[1,2,5]	322,184
	First Data Corp.
299,632	4.504% (US LIBOR+200 basis points), 7/10/2022[1,2,5]	288,629
230,733	4.504% (US LIBOR+200 basis points), 4/26/2024[1,2,5]	220,984
297,735	Golden Nugget, Inc. 0.000% (US LIBOR+325 basis points), 10/4/2023[1,2,5]	287,581
247,500	Hanesbrands, Inc. 4.272% (US LIBOR+175 basis points), 12/15/2024[1,2,5]	245,746
181,163	Hilton Worldwide Finance LLC 4.256% (US LIBOR+175 basis points), 10/25/2023[1,2,5]	175,340
335,000	Level 3 Financing, Inc. 4.556% (US LIBOR+225 basis points), 2/17/2024[1,2,5]	319,227

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$289,810	McDermott Technology Americas, Inc. 7.242% (US LIBOR+500 basis points), 4/5/2025[1,2,5]	$271,335
432,566	MGM Growth Properties Operating Partnership LP 4.345% (US LIBOR+200 basis points), 3/25/2025[1,2,5]	415,729
95,550	Micron Technology, Inc. 4.280% (US LIBOR+600 basis points), 4/26/2022[1,2,5]	94,097
331,495	Navistar, Inc. 5.820% (US LIBOR+350 basis points), 11/6/2024[1,2,5]	320,721
636,829	NRG Energy, Inc. 4.272% (US LIBOR+175 basis points), 6/30/2023[1,2,5]	614,142
361,612	Party City Holdings, Inc. 5.136% (US LIBOR+275 basis points), 8/19/2022[1,2,5,7,8]	350,012
317,706	Post Holdings, Inc. 4.510% (US LIBOR+200 basis points), 5/24/2024[1,2,5]	306,983
436,694	Realogy Group LLC 4.705% (US LIBOR+225 basis points), 2/8/2025[1,2,5]	414,859
197,487	Serta Simmons Bedding LLC 3.500% (US LIBOR+350 basis points), 11/8/2023[1,2,5]	166,465
242,137	Sinclair Television Group, Inc. 4.780% (US LIBOR+225 basis points), 1/3/2024[1,2,5]	230,484
374,258	Sprint Communications, Inc. 5.063% (US LIBOR+250 basis points), 2/29/2024[1,2,5,7,8]	357,105
91,373	United Airlines, Inc. 4.272% (US LIBOR+175 basis points), 4/1/2024[1,2,5]	87,946
102,638	Versum Materials, Inc. 4.386% (US LIBOR+250 basis points), 9/30/2023[1,2,5]	100,970
296,000	Vertiv Group Corp. 6.707% (US LIBOR+400 basis points), 11/30/2023[1,2,5]	270,470
198,000	Virgin Media Bristol LLC 4.807% (US LIBOR+250 basis points), 1/31/2026[1,2,5]	188,052
639,785	Vistra Operations Co. LLC 4.057% (US LIBOR+200 basis points), 12/1/2025[1,2,5]	617,303
143,608	Western Digital Corp. 4.256% (US LIBOR+175 basis points), 4/29/2023[1,2,5]	137,386
377,679	XPO Logistics, Inc. 4.509% (US LIBOR+200 basis points), 2/23/2025[1,2,5]	362,572

	TOTAL BANK LOANS (Cost $11,756,770)	11,285,319

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.106%, 4/14/2033[1,3,4,9]	72,900
72,393	BBCMS Trust Series 2014-BXO, Class D, 5.455% (LIBOR 1 Month+300 basis points), 8/15/2027[2,3]	72,455

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,000,000	BX Commercial Mortgage Trust Series 2018-BIOA, Class C, 3.576% (LIBOR 1 Month+112 basis points), 3/15/2037[2,3]	$975,611
2,533,035	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.053%, 1/10/2048[1,4,9]	149,229
500,000	Citigroup Commercial Mortgage Trust Series 2017-1500, Class D, 4.305% (LIBOR 1 Month+185 basis points), 7/15/2032[2,3]	494,235
159,722	COLT Mortgage Loan Trust Series 2016-2, Class A1, 2.750%, 9/25/2046[1,3,4]	158,948
	COMM Mortgage Trust
1,407,734	Series 2014-CR19, Class XA, 1.176%, 8/10/2047[1,4,9]	56,757
100,000	Series 2015-CR23, Class CMB, 3.685%, 5/10/2048[1,3,4]	100,150
2,000,000	Core Industrial Trust Series 2015-CALW, Class XB, 0.439%, 2/10/2034[3,4,9]	24,240
	Fannie Mae-Aces
209,920	Series 2013-M5, Class X2, 2.177%, 1/25/2022[4,9]	6,378
6,855,937	Series 2014-M8, Class X2, 0.385%, 6/25/2024[4,9]	121,912
	Freddie Mac Multifamily Structured Pass-Through Certificates
900,000	Series K043, Class X3, 1.635%, 2/25/2043[1,4,9]	76,896
5,602,227	Series K044, Class X1, 0.748%, 1/25/2025[1,4,9]	208,481
2,900,000	Series K046, Class X3, 1.508%, 4/25/2043[1,4,9]	232,400
900,000	Series K050, Class X3, 1.553%, 10/25/2043[1,4,9]	78,448
2,300,000	Series K721, Class X3, 1.296%, 9/25/2022[1,4,9]	100,772
1,100,000	Series K052, Class X3, 1.612%, 1/25/2044[1,4,9]	105,018
4,600,000	Series K723, Class XAM, 0.853%, 9/25/2023[1,4,9]	169,229
	FREMF Mortgage Trust
125,000	Series 2012-K710, Class C, 3.817%, 6/25/2047[1,3,4]	124,669
240,000	Series 2015-K721, Class B, 3.565%, 11/25/2047[1,3,4]	239,486
	Government National Mortgage Association
1,581,122	Series 2013-175, Class IO, 0.690%, 5/16/2055[1,4,9]	51,361
997,169	Series 2014-120, Class IO, 0.700%, 4/16/2056[1,4,9]	38,583
1,729,307	Series 2014-138, Class IO, 0.744%, 4/16/2056[1,4,9]	84,854
1,893,452	Series 2015-93, Class IO, 0.747%, 11/16/2054[1,4,9]	84,796
6,972,712	Series 2017-169, Class IO, 0.744%, 1/16/2060[1,4,9]	460,764
8,275,005	Series 2017-185, Class IO, 0.594%, 4/16/2059[1,4,9]	475,614
6,669,390	Series 2018-41, Class IO, 0.794%, 5/16/2060[1,4,9]	487,539
9,011,666	Series 2018-52, Class IO, 0.582%, 7/16/2060[1,4,9]	534,698
900,000	GS Mortgage Securities Corp. Trust Series 2018-CHLL, Class C, 3.705% (LIBOR 1 Month+125 basis points), 2/15/2037[2,3]	898,090
	KGS-Alpha SBA COOF Trust
1,336,172	Series 2014-3, Class A, 1.464%, 5/25/2039[1,3,4,9,10,11]	40,503
279,901	Series 2015-2, Class A, 3.030%, 7/25/2041[1,3,4,9,10,11]	24,929

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,745,319	Series 2015-1, Class A, 1.440%, 10/25/2035[1,3,4,9,10,11]	$65,450
1,032,339	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.973%, 8/5/2034[3,4,9]	33,605
612,541	SG Residential Mortgage Trust Series 2018-1, Class A3, 3.735%, 4/27/2048[1,3,4]	614,799
2,787,179	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.864%, 9/15/2058[1,4,9]	122,262
144,617	WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D, 5.026% (LIBOR 1 Month+257 basis points), 11/15/2029[1,2,3]	143,564
	WFRBS Commercial Mortgage Trust
6,400,000	Series 2014-C22, Class XB, 0.450%, 9/15/2057[1,4,9]	142,214
3,200,000	Series 2014-C21, Class XB, 0.605%, 8/15/2047[1,4,9]	109,482

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,977,328)	7,981,321

	COMMERCIAL PAPERS — 1.5%
3,000,000	Public Service Company of Colorado 2.700%, 1/2/2019	2,999,563

	TOTAL COMMERCIAL PAPERS (Cost $2,999,775)	2,999,563

	CORPORATE BONDS — 66.6%
	COMMUNICATIONS — 3.2%
	AT&T, Inc.
600,000	2.300%, 3/11/2019	598,932
1,000,000	3.504% (LIBOR 3 Month+89 basis points), 2/15/2023[2]	982,154
1,000,000	British Telecommunications PLC 4.500%, 12/4/2023[1,6]	1,013,551
450,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[1]	446,062
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[1]	124,865
500,000	Discovery Communications LLC 3.502% (LIBOR 3 Month+71 basis points), 9/20/2019[2]	499,580
214,000	DISH DBS Corp. 6.750%, 6/1/2021	211,796
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	151,313
300,000	Level 3 Financing, Inc. 5.125%, 5/1/2023[1]	289,500
350,000	Sirius XM Radio, Inc. 3.875%, 8/1/2022[1,3]	332,500

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$80,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	$82,000
158,125	Sprint Spectrum Co. LLC 3.360%, 3/20/2023[3]	156,148
200,000	TEGNA, Inc. 4.875%, 9/15/2021[1,3]	195,500
500,000	Verizon Communications, Inc. 3.788% (LIBOR 3 Month+100 basis points), 3/16/2022[2]	500,545
1,000,000	Vodafone Group PLC 3.427% (LIBOR 3 Month+99 basis points), 1/16/2024[2,6]	975,492
		6,559,938
	CONSUMER DISCRETIONARY — 7.0%
300,000	1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/2022[1,3,6]	290,250
200,000	ADT Security Corp. 4.125%, 6/15/2023	183,000
252,000	Allegiant Travel Co. 5.500%, 7/15/2019	252,000
470,000	Carmike Cinemas, Inc. 6.000%, 6/15/2023[1,3]	468,825
485,000	Daimler Finance North America LLC 3.132% (LIBOR 3 Month+55 basis points), 5/4/2021[2,3]	480,681
	Delta Air Lines, Inc.
583,000	2.875%, 3/13/2020	579,127
500,000	3.400%, 4/19/2021	495,827
	ERAC USA Finance LLC
1,000,000	2.350%, 10/15/2019[3]	993,238
2,000,000	5.250%, 10/1/2020[3]	2,063,858
500,000	General Motors Co. 3.389% (LIBOR 3 Month+80 basis points), 8/7/2020[2]	494,957
	General Motors Financial Co., Inc.
250,000	2.400%, 5/9/2019	249,061
500,000	4.200%, 3/1/2021[1]	499,731
1,000,000	4.200%, 11/6/2021	999,550
	GLP Capital LP / GLP Financing II, Inc.
250,000	4.875%, 11/1/2020[1]	252,125
300,000	5.375%, 11/1/2023[1]	304,110
1,000,000	Hyundai Capital America 3.348% (LIBOR 3 Month+94 basis points), 7/8/2021[2,3]	997,080
600,000	International Game Technology PLC 6.250%, 2/15/2022[1,3,6]	601,500
573,000	Lennar Corp. 4.750%, 11/15/2022[1]	555,810

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	MGM Resorts International
$177,000	6.750%, 10/1/2020	$181,868
300,000	6.000%, 3/15/2023	301,500
90,000	Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022[6]	94,536
190,000	Service Corp. International 4.500%, 11/15/2020[1]	188,575
420,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[1]	422,100
309,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	316,725
	Volkswagen Group of America Finance LLC
1,000,000	4.000%, 11/12/2021[3]	999,379
1,000,000	3.558% (LIBOR 3 Month+94 basis points), 11/12/2021[2,3]	990,215
		14,255,628
	CONSUMER STAPLES — 1.2%
500,000	Anheuser-Busch InBev Worldwide, Inc. 3.165% (LIBOR 3 Month+74 basis points), 1/12/2024[2]	485,350
750,000	BAT Capital Corp. 2.297%, 8/14/2020	732,479
266,000	C&S Group Enterprises LLC 5.375%, 7/15/2022[1,3]	254,695
1,000,000	General Mills, Inc. 3.459% (LIBOR 3 Month+101 basis points), 10/17/2023[2]	976,766
		2,449,290
	ENERGY — 3.2%
	Antero Resources Corp.
478,000	5.375%, 11/1/2021[1]	461,270
97,000	5.125%, 12/1/2022[1]	91,180
1,000,000	BP Capital Markets PLC 1.768%, 9/19/2019[6]	991,084
348,000	Continental Resources, Inc. 5.000%, 9/15/2022[1]	345,531
	DCP Midstream Operating LP
280,000	4.750%, 9/30/2021[1,3]	276,500
220,000	3.875%, 3/15/2023[1]	206,250
	Energy Transfer Equity LP
175,000	7.500%, 10/15/2020	182,000
320,000	4.250%, 3/15/2023[1]	308,000
500,000	Kinder Morgan, Inc. 3.717% (LIBOR 3 Month+128 basis points), 1/15/2023[2]	488,835

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$200,000	Marathon Petroleum Corp. 5.375%, 10/1/2022[1,3]	$201,724
361,000	Newfield Exploration Co. 5.750%, 1/30/2022	364,610
225,000	NGPL PipeCo LLC 4.375%, 8/15/2022[1,3]	218,812
	NuStar Logistics LP
203,000	4.800%, 9/1/2020	198,940
234,000	4.750%, 2/1/2022[1]	221,130
500,000	Phillips 66 3.289% (LIBOR 3 Month+60 basis points), 2/26/2021[1,2]	494,409
200,000	Range Resources Corp. 5.000%, 8/15/2022[1]	179,000
250,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[3]	250,000
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	231,824
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
190,000	4.125%, 11/15/2019[1]	188,338
425,000	4.250%, 11/15/2023[1]	393,656
165,000	Williams Cos., Inc. 3.700%, 1/15/2023[1]	160,959
		6,454,052
	FINANCIALS — 30.9%
500,000	ABN AMRO Bank N.V. 3.085% (LIBOR 3 Month+64 basis points), 1/18/2019[2,3,6]	500,057
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 5/15/2019[6]	599,955
1,175,000	AIG Global Funding 3.282% (LIBOR 3 Month+46 basis points), 6/25/2021[2,3]	1,166,070
230,000	Ally Financial, Inc. 3.750%, 11/18/2019	229,138
665,000	American Express Co. 3.165% (LIBOR 3 Month+53 basis points), 5/17/2021[1,2]	662,007
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	214,271
	Bank of America Corp.
1,000,000	2.625%, 4/19/2021	986,399
1,000,000	3.129% (LIBOR 3 Month+66 basis points), 7/21/2021[1,2]	995,808
1,000,000	3.004% (LIBOR 3 Month+79 basis points), 12/20/2023[1,4]	972,008
1,000,000	3.472% (LIBOR 3 Month+65 basis points), 6/25/2022[1,2]	987,269
1,000,000	Barclays Bank PLC 2.650%, 1/11/2021[1,6]	979,128

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	Barclays PLC 4.009% (LIBOR 3 Month+138 basis points), 5/16/2024[1,2,6]	$952,219
1,000,000	Capital One Financial Corp. 2.500%, 5/12/2020[1]	987,060
625,000	Capital One N.A. 2.400%, 9/5/2019[1]	621,204
374,000	CIT Group, Inc. 5.000%, 8/15/2022	368,858
2,250,000	Citibank N.A. 3.400%, 7/23/2021[1]	2,252,860
	Citigroup, Inc.
500,000	3.837% (LIBOR 3 Month+107 basis points), 12/8/2021[1,2]	499,555
500,000	3.748% (LIBOR 3 Month+119 basis points), 8/2/2021[2]	501,374
500,000	3.204% (LIBOR 3 Month+79 basis points), 1/10/2020[1,2]	500,664
1,000,000	3.761% (LIBOR 3 Month+102 basis points), 6/1/2024[1,2]	979,516
	Citizens Bank N.A.
1,000,000	2.250%, 10/30/2020[1]	981,040
1,000,000	3.753% (LIBOR 3 Month+95 basis points), 3/29/2023[1,2]	990,304
	Compass Bank
1,000,000	3.501% (LIBOR 3 Month+73 basis points), 6/11/2021[1,2]	984,374
1,210,000	2.750%, 9/29/2019[1]	1,203,646
500,000	Cooperatieve Rabobank UA 2.938% (LIBOR 3 Month+43 basis points), 4/26/2021[2,6]	497,495
	Credit Suisse Group A.G.
435,000	3.574%, 1/9/2023[1,3,6]	424,356
1,000,000	4.016% (LIBOR 3 Month+124 basis points), 6/12/2024[1,2,3,6]	984,925
	Discover Bank
1,500,000	3.100%, 6/4/2020[1]	1,489,728
600,000	3.200%, 8/9/2021[1]	593,767
	Equinix, Inc.
250,000	5.375%, 1/1/2022[1]	251,875
225,000	5.375%, 4/1/2023[1]	223,875
1,000,000	Fifth Third Bank 1.625%, 9/27/2019[1]	989,493
279,000	First Data Corp. 5.375%, 8/15/2023[1,3]	274,118
210,000	Fly Leasing, Ltd. 6.375%, 10/15/2021[1,6]	209,475
	Goldman Sachs Group, Inc.
1,250,000	3.988% (LIBOR 3 Month+120 basis points), 9/15/2020[1,2]	1,255,864
500,000	3.786% (LIBOR 3 Month+117 basis points), 11/15/2021[1,2]	498,836
1,000,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	1,024,582
	HSBC Holdings PLC

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	4.349% (LIBOR 3 Month+166 basis points), 5/25/2021[2,6]	$505,122
635,000	3.240% (LIBOR 3 Month+60 basis points), 5/18/2021[1,2,6]	625,577
1,000,000	3.640% (LIBOR 3 Month+100 basis points), 5/18/2024[1,2,6]	973,836
564,000	Huntington National Bank 2.375%, 3/10/2020[1]	558,538
401,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/2022[1]	392,980
500,000	ING Groep N.V. 3.953% (LIBOR 3 Month+115 basis points), 3/29/2022[2,6]	499,825
	JPMorgan Chase & Co.
1,000,000	4.500%, 1/24/2022	1,030,386
500,000	3.317% (LIBOR 3 Month+55 basis points), 3/9/2021[1,2]	497,595
1,500,000	3.411% (LIBOR 3 Month+61 basis points), 6/18/2022[1,2]	1,483,515
500,000	JPMorgan Chase Bank N.A. 3.414% (LIBOR 3 Month+59 basis points), 9/23/2019[1,2]	500,150
1,000,000	KeyBank N.A. 2.250%, 3/16/2020	989,375
	Lloyds Bank PLC
1,000,000	3.079% (LIBOR 3 Month+49 basis points), 5/7/2021[2,6]	989,919
1,000,000	5.800%, 1/13/2020[3,6]	1,023,622
1,000,000	Macquarie Group Ltd. 3.189% (LIBOR 3 Month+102 basis points), 11/28/2023[1,3,4,6]	961,143
	Mitsubishi UFJ Financial Group, Inc.
206,000	4.618% (LIBOR 3 Month+188 basis points), 3/1/2021[2,6]	211,009
1,000,000	3.478% (LIBOR 3 Month+74 basis points), 3/2/2023[2,6]	983,429
825,000	3.535%, 7/26/2021[6]	828,100
	Morgan Stanley
500,000	3.649% (LIBOR 3 Month+118 basis points), 1/20/2022[1,2]	498,360
2,500,000	2.625%, 11/17/2021	2,440,067
750,000	3.168% (LIBOR 3 Month+55 basis points), 2/10/2021[1,2]	741,619
300,000	Navient Corp. 6.625%, 7/26/2021	289,500
	Royal Bank of Scotland Group PLC
750,000	4.086% (LIBOR 3 Month+147 basis points), 5/15/2023[1,2,6]	727,540
1,000,000	4.372% (LIBOR 3 Month+155 basis points), 6/25/2024[1,2,6]	955,361
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023[1]	959,649
1,980,000	4.450%, 12/3/2021[1]	2,014,305
	Santander UK PLC
560,000	2.125%, 11/3/2020[6]	546,941
1,000,000	2.882% (LIBOR 3 Month+30 basis points), 11/3/2020[2,6]	992,842
1,500,000	3.358% (LIBOR 3 Month+62 basis points), 6/1/2021[2,6]	1,483,443

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$300,000	Springleaf Finance Corp. 6.125%, 5/15/2022	$290,913
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[1]	76,635
500,000	Sumitomo Mitsui Banking Corp. 2.799% (LIBOR 3 Month+35 basis points), 1/17/2020[2,6]	499,560
	Sumitomo Mitsui Financial Group, Inc.
500,000	4.447% (LIBOR 3 Month+168 basis points), 3/9/2021[2,6]	509,627
500,000	3.205% (LIBOR 3 Month+78 basis points), 7/12/2022[2,6]	497,100
900,000	SunTrust Bank 2.590% (LIBOR 3 Month+30 basis points), 1/29/2021[1,4]	891,238
360,000	Svenska Handelsbanken A.B. 3.127% (LIBOR 3 Month+36 basis points), 9/8/2020[2,6]	359,749
	UBS A.G.
250,000	3.254% (LIBOR 3 Month+64 basis points), 8/14/2019[2,6]	250,567
2,000,000	2.450%, 12/1/2020[1,3,6]	1,962,626
500,000	UBS Group Funding Switzerland A.G. 3.873% (LIBOR 3 Month+122 basis points), 5/23/2023[1,2,3,6]	495,031
1,000,000	Wells Fargo & Co. 2.100%, 7/26/2021	968,779
2,250,000	Wells Fargo Bank N.A. 3.325% (LIBOR 3 Month+49 basis points), 7/23/2021[1,4]	2,247,806
440,000	Zions Bancorp N.A. 3.500%, 8/27/2021	438,636
		63,025,188
	GOVERNMENTS — 0.8%
1,600,000	Province of Ontario Canada 1.875%, 5/21/2020[6]	1,581,827
		1,581,827
	HEALTH CARE — 7.4%
1,000,000	Abbott Laboratories 2.900%, 11/30/2021[1]	991,313
600,000	Anthem, Inc. 2.500%, 11/21/2020	591,759
	Bayer U.S. Finance II LLC
1,000,000	3.452% (LIBOR 3 Month+63 basis points), 6/25/2021[1,2,3]	986,680
1,000,000	3.798% (LIBOR 3 Month+101 basis points), 12/15/2023[1,2,3]	957,166
	Becton, Dickinson and Co.
500,000	2.675%, 12/15/2019	495,246
500,000	3.769% (LIBOR 3 Month+103 basis points), 6/6/2022[2]	490,121
225,000	Centene Corp. 5.625%, 2/15/2021[1]	225,563

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[1]	$76,055
	CVS Health Corp.
429,000	2.250%, 8/12/2019[1]	426,898
1,000,000	3.487% (LIBOR 3 Month+72 basis points), 3/9/2021[2]	991,938
1,000,000	3.350%, 3/9/2021	997,145
1,000,000	Express Scripts Holding Co. 3.457% (LIBOR 3 Month+75 basis points), 11/30/2020[1,2]	1,000,013
410,000	Gilead Sciences, Inc. 1.850%, 9/20/2019	406,334
	Halfmoon Parent, Inc.
2,000,000	3.200%, 9/17/2020[3]	1,991,780
1,000,000	3.438% (LIBOR 3 Month+65 basis points), 9/17/2021[1,2,3]	985,875
	HCA, Inc.
280,000	7.500%, 2/15/2022	297,500
300,000	6.500%, 2/15/2020	307,500
1,000,000	McKesson Corp. 3.650%, 11/30/2020	1,004,782
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[6]	483,133
1,000,000	Takeda Pharmaceutical Co., Ltd. 4.000%, 11/26/2021[1,3,6]	1,013,639
300,000	Tenet Healthcare Corp. 7.500%, 1/1/2022[1,3]	304,500
		15,024,940
	INDUSTRIALS — 4.8%
410,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	407,253
500,000	General Dynamics Corp. 2.875%, 5/11/2020	500,344
548,000	Moog, Inc. 5.250%, 12/1/2022[1,3]	543,890
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,000,000	2.500%, 6/15/2019[1,3]	995,264
1,500,000	4.125%, 8/1/2023[1,3]	1,497,351
500,000	Siemens Financieringsmaatschappij N.V. 1.300%, 9/13/2019[3,6]	493,926
1,250,000	Spirit AeroSystems, Inc. 3.588% (LIBOR 3 Month+80 basis points), 6/15/2021[1,2]	1,240,492
250,000	Textron, Inc. 7.250%, 10/1/2019	257,610
270,000	United Rentals North America, Inc. 4.625%, 7/15/2023[1]	264,938

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$2,000,000	United Technologies Corp. 3.279% (LIBOR 3 Month+65 basis points), 8/16/2021[1,2]	$1,992,484
1,500,000	Wabtec Corp. 3.838% (LIBOR 3 Month+105 basis points), 9/15/2021[1,2]	1,500,238
79,000	XPO Logistics, Inc. 6.500%, 6/15/2022[1,3]	78,309
		9,772,099
	MATERIALS — 3.9%
200,000	Anglo American Capital PLC 4.125%, 4/15/2021[3,6]	199,314
260,000	ArcelorMittal 5.250%, 8/5/2020[6]	263,825
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.625%, 5/15/2023[1,3,6]	573,000
328,000	Ashland LLC 4.750%, 8/15/2022[1]	323,080
370,000	Chemours Co. 6.625%, 5/15/2023[1]	373,700
1,000,000	DowDuPont, Inc. 3.766%, 11/15/2020	1,009,587
535,000	EI du Pont de Nemours & Co. 3.071% (LIBOR 3 Month+53 basis points), 5/1/2020[2]	535,270
	Freeport-McMoRan, Inc.
200,000	3.100%, 3/15/2020	195,500
325,000	3.875%, 3/15/2023[1]	300,625
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[1,6]	279,300
435,000	Martin Marietta Materials, Inc. 3.327% (LIBOR 3 Month+65 basis points), 5/22/2020[2]	432,653
200,000	NOVA Chemicals Corp. 5.250%, 8/1/2023[1,3,6]	189,000
515,000	OI European Group B.V. 4.000%, 3/15/2023[1,3,6]	481,525
169,594	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[1]	169,170
311,000	Sealed Air Corp. 4.875%, 12/1/2022[1,3]	307,890
	Steel Dynamics, Inc.
275,000	5.250%, 4/15/2023[1]	271,219
250,000	5.125%, 10/1/2021[1]	249,687
1,000,000	Syngenta Finance N.V. 3.698%, 4/24/2020[3,6]	992,754

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$200,000	Teck Resources, Ltd. 3.750%, 2/1/2023[1,6]	$190,500
576,000	Teck Resources, Ltd. 4.750%, 1/15/2022[1,6]	573,120
		7,910,719
	TECHNOLOGY — 3.1%
	Dell International LLC / EMC Corp.
307,000	5.875%, 6/15/2021[1,3]	306,669
412,000	4.420%, 6/15/2021[1,3]	411,320
	Hewlett Packard Enterprise Co.
304,000	3.600%, 10/15/2020[1]	304,787
1,500,000	3.500%, 10/5/2021[1]	1,504,131
28,000	IHS Markit Ltd. 5.000%, 11/1/2022[1,3,6]	28,280
406,000	IQVIA, Inc. 4.875%, 5/15/2023[1,3]	397,880
237,000	KLA-Tencor Corp. 3.375%, 11/1/2019[1]	236,675
1,000,000	Lam Research Corp. 2.750%, 3/15/2020[1]	990,604
770,000	Microchip Technology, Inc. 3.922%, 6/1/2021[3]	763,831
255,000	NXP BV / NXP Funding LLC 4.125%, 6/1/2021[3,6]	251,813
220,000	Open Text Corp. 5.625%, 1/15/2023[1,3,6]	218,900
500,000	QUALCOMM, Inc. 3.250% (LIBOR 3 Month+73 basis points), 1/30/2023[2]	497,179
400,000	Sensata Technologies B.V. 4.875%, 10/15/2023[3,6]	389,000
		6,301,069
	UTILITIES — 1.1%
450,000	AES Corp. 4.875%, 5/15/2023[1]	439,875
350,000	Calpine Corp. 6.000%, 1/15/2022[1,3]	347,375
500,000	Dominion Energy, Inc. 3.288% (LIBOR 3 Month+55 basis points), 6/1/2019[2,3]	499,686

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$1,000,000	Mississippi Power Co. 3.472% (LIBOR 3 Month+65 basis points), 3/27/2020[1,2]	$998,308
		2,285,244

	TOTAL CORPORATE BONDS (Cost $137,155,845)	135,619,994

	U.S. TREASURY SECURITIES — 4.8%
10,000,000	United States Treasury Note 1.500%, 5/31/2020	9,853,130

	TOTAL U.S. TREASURY SECURITIES (Cost $9,847,571)	9,853,130

Number of Shares
	SHORT-TERM INVESTMENTS — 0.8%
1,534,793	Federated Treasury Obligations Fund - Institutional Class 2.217%, 1/2/2019[12]	$1,534,793

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,534,793)	1,534,793

	TOTAL INVESTMENTS — 100.2% (Cost $206,045,938)	203,946,822
	Liabilities in Excess of Other Assets — (0.2)%	(311,692)
	TOTAL NET ASSETS — 100.0%	$203,635,130

LLC – Limited Liability Company

ULC – Unlimited Liability Corporation

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $69,047,460, which represents 33.9% of total net assets of the Fund.
[4]	Variable rate security.
[5]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]	Foreign security denominated in U.S. Dollars.
[7]	All or a portion of the loan is unfunded.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.
[9]	Interest-only security.
[10]	Illiquid security. The total illiquid securities represent 0.1% of Net Assets. Total value of these securities is $130,882.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

[11]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.1% of Net Assets. The total value of these securities is $130,882.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	17.0%
Bank Loans	5.6%
Commercial Mortgage-Backed Securities	3.9%
Commercial Papers	1.5%
Corporate Bonds
Financials	30.9%
Health Care	7.4%
Consumer Discretionary	7.0%
Industrials	4.8%
Materials	3.9%
Communications	3.2%
Energy	3.2%
Technology	3.1%
Consumer Staples	1.2%
Utilities	1.1%
Governments	0.8%
Total Corporate Bonds	66.6%
U.S. Treasury Securities	4.8%
Short-Term Investments	0.8%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $206,045,938)	$203,946,822
Cash	43,685
Receivables:
Securities sold	106,632
Fund shares sold	735,918
Dividends and interest	1,255,418
Prepaid expenses	45,948
Total assets	206,134,423

Liabilities:
Payables:
Investment securities purchased	1,554,407
Fund shares redeemed	776,980
Advisory fees	49,005
Distribution fees - Class A & Class C (Note 8)	12,750
Shareholder servicing fees (Note 7)	5,423
Transfer agent fees and expenses	32,867
Fund accounting and administration fees	25,898
Custody fees	13,105
Auditing fees	11,300
Trustees' deferred compensation (Note 3)	1,794
Chief Compliance Officer fees	919
Trustees' fees and expenses	940
Accrued other expenses	13,905
Total liabilities	2,499,293

Net Assets	$203,635,130

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$205,975,052
Total accumulated deficit	(2,339,922)
Net Assets	$203,635,130

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$33,813,638
Number of shares issued and outstanding	3,435,808
Net asset value per share[1]	$9.84
Maximum sales charge (2.50% of offering price)[2]	0.25
Maximum offering price to public	$10.09

Class C Shares:
Net assets applicable to shares outstanding	$7,216,024
Number of shares issued and outstanding	734,280
Net asset value per share[3]	$9.83

Class I Shares:
Net assets applicable to shares outstanding	$162,605,487
Number of shares issued and outstanding	16,500,176
Net asset value per share	$9.85

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge may be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Month Ended December 31, 2018 (Unaudited)

Investment Income:
Interest	$3,293,477
Total investment income	3,293,477

Expenses:
Advisory fees	374,324
Fund accounting and administration fees	110,173
Registration fees	54,635
Transfer agent fees and expenses	49,578
Shareholder servicing fees (Note 7)	48,172
Distribution fees - Class C (Note 8)	38,030
Distribution fees - Class A (Note 8)	36,883
Custody fees	17,616
Auditing fees	11,525
Miscellaneous	11,184
Shareholder reporting fees	9,630
Legal fees	9,537
Chief Compliance Officer fees	5,987
Trustees' fees and expenses	5,147
Insurance fees	832
Total expenses	783,253
Advisory fees waived	(127,152)
Net expenses	656,101
Net investment income	2,637,376

Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,367
Net change in unrealized appreciation/depreciation on investments	(1,481,049)
Net realized and unrealized loss	(1,473,682)

Net Increase in Net Assets from Operations	$1,163,694

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,637,376	$2,635,819
Net realized gain on investments	7,367	65,035
Net change in unrealized appreciation/depreciation on investments	(1,481,049)	(1,137,954)
Net increase in net assets resulting from operations	1,163,694	1,562,900

Distributions to Shareholders:
Distributions:[1]
Class A	(421,637)
Class C	(75,129)
Class I	(2,499,310)
From net investment income:
Class A		(287,445)
Class C		(63,535)
Class I		(2,073,158)
Total distributions to shareholders	(2,996,076)	(2,424,138)

Capital Transactions:
Net proceeds from shares sold:
Class A	19,974,989	18,531,293
Class C	475,273	5,589,571
Class I	55,017,772	155,638,872
Reinvestment of distributions:
Class A	383,881	200,340
Class C	69,336	47,842
Class I	2,470,027	1,820,065
Cost of shares redeemed
Class A2	(6,759,493)	(12,359,387)
Class C3	(999,269)	(1,054,579)
Class I4	(46,251,265)	(78,631,489)
Net increase in net assets from capital transactions	24,381,251	89,782,528

Total increase in net assets	22,548,869	88,921,290

Net Assets:
Beginning of period	181,086,261	92,164,971
End of period[5]	$203,635,130	$181,086,261

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Month Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Capital Share Transactions:
Shares sold:
Class A	2,014,285	1,858,801
Class C	47,963	560,877
Class I	5,544,879	15,592,454
Shares reinvested:
Class A	38,778	20,117
Class C	7,014	4,812
Class I	249,151	182,505
Shares redeemed
Class A	(681,489)	(1,238,692)
Class C	(100,870)	(105,913)
Class I	(4,661,402)	(7,872,306)
Net increase from capital share transactions	2,458,309	9,002,655

[1]	The SEC eliminated the requirements to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $2,525 and $4,436, respectively.
[3]	Net of redemption fee proceeds of $0 and $0, respectively.
[4]	Net of redemption fee proceeds of $145 and $20,493, respectively.
[5]	For the year ended June 30, 2018, net assets included accumulated undistributed net investment income of $352,473. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Month Ended	For the Year Ended June 30,
	December 31, 2018
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$9.93	$10.00	$9.92	$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.13	0.19	0.19	0.20	0.16
Net realized and unrealized gain (loss)	(0.08)	(0.08)	0.09	(0.03)	(0.05)
Total from investment operations	0.05	0.11	0.28	0.17	0.11

Less Distributions:
From net investment income	(0.14)	(0.18)	(0.20)	(0.19)	(0.17)
From net realized gain	-	-	-	-	- [2]
Total distributions	(0.14)	(0.18)	(0.20)	(0.19)	(0.17)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	-

Net asset value, end of period	$9.84	$9.93	$10.00	$9.92	$9.94

Total return[3]	0.53%[4]	1.09%	2.89%	1.70%	1.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,814	$20,500	$14,234	$1,568	$251

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.97%[5]	1.18%	1.38%	1.28%	1.46%
After fees waived and expenses absorbed	0.84%[5]	0.80%	0.52%	0.33%	0.26%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.37%[5]	1.55%	1.04%	1.07%	0.40%
After fees waived and expenses absorbed	2.50%[5]	1.93%	1.90%	2.02%	1.60%

Portfolio turnover rate	15%[4]	37%	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Month Ended	For the Year Ended June 30,
	December 31, 2018
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$9.91	$9.98	$9.90	$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.12	0.11	0.13	0.08
Net realized and unrealized gain (loss)	(0.07)	(0.08)	0.10	(0.03)	(0.04)
Total from investment operations	0.02	0.04	0.21	0.10	0.04

Less Distributions:
From net investment income	(0.10)	(0.11)	(0.13)	(0.14)	(0.10)
From net realized gain	-	-	-	-	- [2]
Total distributions	(0.10)	(0.11)	(0.13)	(0.14)	(0.10)

Redemption fee proceeds[1]	-	-	- [2]	-	-

Net asset value, end of period	$9.83	$9.91	$9.98	$9.90	$9.94

Total return[3]	0.19%[4]	0.38%	2.15%	0.97%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,216	$7,732	$3,198	$1,180	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.72%[5]	1.93%	2.13%	2.03%	2.21%
After fees waived and expenses absorbed	1.59%[5]	1.55%	1.27%	1.08%	1.01%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.62%[5]	0.80%	0.29%	0.32%	(0.35)%
After fees waived and expenses absorbed	1.75%[5]	1.18%	1.15%	1.27%	0.85%

Portfolio turnover rate	15%[4]	37%	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Month Ended	For the Year Ended June 30,
	December 31, 2018
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$9.95	$10.01	$9.93	$9.95	$10.00
Income from Investment Operations:
Net investment income[1]	0.14	0.22	0.21	0.22	0.18
Net realized and unrealized gain (loss)	(0.08)	(0.08)	0.10	(0.03)	(0.04)
Total from investment operations	0.06	0.14	0.31	0.19	0.14

Less Distributions:
From net investment income	(0.16)	(0.20)	(0.23)	(0.21)	(0.19)
From net realized gain	-	-	-	-	- [2]
Total distributions	(0.16)	(0.20)	(0.23)	(0.21)	(0.19)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$9.85	$9.95	$10.01	$9.93	$9.95

Total return[3]	0.57%[4]	1.45%	3.12%	1.94%	1.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$162,605	$152,854	$74,733	$61,133	$51,438

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.72%[5]	0.93%	1.13%	1.03%	1.21%
After fees waived and expenses absorbed	0.59%[5]	0.55%	0.27%	0.08%	0.01%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.62%[5]	1.80%	1.29%	1.32%	0.65%
After fees waived and expenses absorbed	2.75%[5]	2.18%	2.15%	2.27%	1.85%

Portfolio turnover rate	15%[4]	37%	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Fund elected to no longer use amortized cost valuation method for those securities.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2018 and as of and during the open years ended June 30, 2015-2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the HIMCO Short Duration Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until October 31, 2028 and it may be terminated before that date only by the Trust's Board of Trustees.

Prior to January 31, 2018, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.25%, 1.00% and 0.00% on the capital used to seed the Fund's Class A, Class C and Class I Shares, respectively. The Fund’s advisor will not seek reimbursement of the voluntary advisory fees waived and/or other expenses absorbed.

For the six months ended December 31, 2018, the Advisor waived a portion of its advisory fees totaling $127,152. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2018, the amount of these potentially recoverable expenses was $744,589. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2019	$33,297
2020	188,664
2021	395,476
2022	127,152
Total	$744,589

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the 6 months ended December 31, 2018, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$206,045,938

Gross unrealized appreciation	$362,888
Gross unrealized depreciation	(2,462,004)

Net unrealized depreciation	$(2,099,116)

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$352,473
Undistributed long-term capital gains	-
Tax accumulated earnings	352,473

Accumulated capital and other losses	(241,946)
Unrealized depreciation on investments	(618,067)
Total accumulated deficit	$(507,540)

The tax character of the distribution paid during the fiscal years ended June 30, 2018 and June 30, 2017, were as follows:

Distributions paid from:	2018	2017
Ordinary income	$2,424,138	$1,672,819
Net long-term capital gains	-	-
Total distributions paid	$2,424,138	$1,672,819

The Fund utilized $63,091 of its capital loss carryforward during the year ended June 30, 2018.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

At June 30, 2018, the Fund had a short-term capital loss carryover of $88,118 and a long-term capital loss carryover of $153,828. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2018 and the year ended June 30, 2018, the Fund received $2,670 and $24,929, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2018, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were as follows:

Purchases	Sales
$51,902,428	$28,832,553

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2018, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$34,672,702	$-	$34,672,702
Bank Loans	-	11,285,319	-	11,285,319
Commercial Mortgage-Backed Securities	-	7,850,439	130,882	7,981,321
Commercial Papers	-	2,999,563	-	2,999,563
Corporate Bonds[1]	-	135,619,994	-	135,619,994
U.S. Treasury Securities	-	9,853,130	-	9,853,130
Short-Term Investments	1,534,793	-	-	1,534,793
Total Investments	$1,534,793	$202,281,147	$130,882	$203,946,822

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2018	$377,246
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(222,103)
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	819
Net purchases	-
Net sales	-
Principal paydown	(25,080)
Balance as of December 31, 2018	$130,882

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2018.

	Fair Value	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Commercial Mortgage-Backed Securities	$130,882	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Short Duration Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2018 to December 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HIMCO Short Duration Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/18	12/31/18	7/1/18 – 12/31/18
Class A	Actual Performance	$ 1,000.00	$ 1,005.30	$ 4.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.98	4.27
Class C	Actual Performance	1,000.00	1,001.90	8.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.19	8.08
Class I	Actual Performance	1,000.00	1,005.70	2.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

*	Expenses are equal to the Fund’s annualized expense ratios of 0.84%, 1.59% and 0.59% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

This page is intentionally left blank

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM /HIMCO Short Duration Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Short Duration Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/11/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/19